Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayments to suppliers	302,421	167,747
Receivables from partial sale of equity interest in SiEngine (refer to Note 9)	—	130,000
Contract cost assets	104,309	69,932
Others	36,770	84,606
Prepayments and other current assets	443,500	452,285